Net (Loss) Income Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of reported a net loss
	Years ended December 31,
	2022	2021
Numerator:
Net (loss) income attributable to the Company’s shareholders	$(44,520,635)	$96,463,523

Denominator:
Weighted average ordinary shares outstanding
Basic	56,084,858	55,500,000
Diluted	56,084,858	55,500,000

Net (loss) income per share
Basic	$(0.79)	$1.74
Diluted	$(0.79)	$1.74

Schedule of potentially dilutive securities outstanding
	Years ended December 31,
	2022	2021
Public and private warrants (Note 14)	4,825,000	—
Shares award granted (Note 15)	5,946,100	—

	10,771,100	—